ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2015
Magic Valley and Wildcat Wind Farms
ACQUISITIONS AND DISPOSITIONS
Schedule of purchase price allocation

December 31,	2014
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	747
Intangible assets	12
Other long-term liabilities	(14)
Noncontrolling interests1 (Note 20)	(351)
394
Purchase price:
Cash	394
1	The fair value of the noncontrolling interests was determined using a combination of the implied purchase price for the remaining 20% interest and discounted cash flow models.

Midstream Business
ACQUISITIONS AND DISPOSITIONS
Schedule of purchase price allocation

February 27,	2015
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	69
Intangible assets	40
109
Purchase price:
Cash	106
Contingent consideration1	3
1

The contingent future payment of up to US$17 million is dependent upon NGR’s ability to deliver specified volumes into MEP’s system over a five-year period. The fair value of the contingent future consideration at the acquisition date and as at December 31, 2015 was $3 million (US$2 million) and $3 million (US$2 million), respectively.